Inventories, Net (Details) - Schedule of Inventories, Net - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Schedule of inventories, net [Abstract]
Raw materials	$ 119,405	$ 148,145
Finished goods	276,407	221,180
Subtotal	395,812	369,325
Less: Inventory allowance	(259,621)	(31,527)
Inventories, net	$ 136,191	$ 337,798